Events after the reporting date (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of changes in share capital
The table below presents the historical changes in the share capital of the Company as of December 31, 2022, 2023 and 2024, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	January 1, 2022	3,977,836	375,219,667	79,542,627	14,095	€0.05
February 14, 2022	Capital increase by issuance of common shares (exercise of share warrants)	38	1,493	750	—	€0.05
February 14, 2022	Capital increase by issuance of common shares	2,316	187,596	46,320	—	€0.05
February 14, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,948	(6,948)	138,960	—	€0.05
April 22, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	1,250	(1,250)	25,000	—	€0.05
July 13, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	681	(681)	13,614	—	€0.05
July 25, 2022	Capital increase by issuance of common shares (exercise of share warrants)	6,287	(6,287)	125,748	—	0.05
December 16, 2022	Subsciption of share warrants	—	9,995	—	—	€—
November 7, 2022	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	15,953	(15,953)	319,050	—	€0.05
	December 31, 2022	4,011,308	379,636,745	80,212,069	14,095	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	January 1, 2023	4,011,308	379,636,745	80,212,069	14,095	€0.05
April 14, 2023	Capital increase by issuance of common shares (exercise of share warrants)	728	28,955	14,550	—	€0.05
April 14, 2023	Capital increase by issuance of common shares	3,015	168,840	60,300	—	€0.05
April 14, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	8,165	(8,165)	163,293	—	€0.05
July 6, 2023	Capital increase by issuance of common shares (exercise of share warrants)	3,321	142,991	66,410	—	€0.05
September 18, 2023	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	33	(33)	650	(5)	€0.05
October 3, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,403	(6,403)	128,061	—	€0.05
December 15, 2023	Subsciption of share warrants	—	47,120	—	—	€—
December 31, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,762	(10,762)	215,230	—	€0.05
December 31, 2023	Share based payments	—	4,255,748	—	—
	December 31, 2023	4,043,733	384,255,036	80,860,563	14,090	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2024	4,043,733	384,255,036	80,860,563	14,090	€0.05
June 10, 2024	Capital increase by issuance of common shares	1,905	91,440	38,100	—	€0.05
June 10, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,437	(3,437)	68,744	—	€0.05
July 5, 2024	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	97	(97)	1,950	(15)	€0.05
December 5, 2024	Capital increase by issuance of common shares	91,645	2,767,677	1,832,899	—	€0.05
December 5, 2024	Share issuance costs	—	(24,150)	—	—	€—
December 31, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	51,404	(51,404)	1,028,080	—	€0.05
December 31, 2024	Share based payments	—	3,944,383	—	—	—
	Balance as of December 31, 2024	4,192,221	390,979,449	83,830,336	14,075	€0.05
The tables below set out the Company’s shareholding, based on the information available to Innate as of the date of this report, before and after the closing of the capital increase:
Before closing

Shareholder	Nb of Shares[1]	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	11.71%	9,817,546	11.60%
Medimmune Limited	7,485,500	8.93%	7,485,500	8.85%
Bpifrance Participations	6,389,406	7.62%	6,389,406	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	1.01%	911,444	1.08%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	70.71%	59,995,085	70.92%
Total	83,844,411	100.00%	84,598,981	100.00%
After closing

Shareholder	Nb of Shares[1]*	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	10.65%	9,817,546	10.56%
Sanofi-Aventis Participations	8,345,387	9.05%	8,345,387	8.98%
Medimmune Limited	7,485,500	8.12%	7,485,500	8.05%
Bpifrance Participations	6,389,406	6.93%	6,389,406	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	0.92%	911,444	0.98%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	64.31%	59,995,085	64.55%
Total	92,189,798	100.00%	92,944,368	100.00%
[1] Ordinary shares includes ordinary shares plus ordinary shares pursuant to the 2016 and 2017 free preference shares.